7. Equity instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Instruments Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading [Abstract]
Balance at beginning of year	R$ 171,453	R$ 298,297	R$ 33,368
Net additions (disposals)	19,685	(126,893)	143,291
Valuation adjustments	247,774	49	121,638
Balance at end of year	R$ 438,912	R$ 171,453	R$ 298,297